SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity of capital resources (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Nov. 30, 2019	Feb. 28, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 17,132	$ 19,494	$ 20,548	$ 48,873
Maximum borrowing capacity	$ 15,000	$ 30,000